Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 06-0383750-100 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Entity Tax Identification Number	06-0383750
EBP, Plan Number	100
EBP, Investment, Fair Value	$ 7,492,729	$ 6,530,259
EBP, Investment, Contract Value	582,408	615,905
Investments	8,075,137	7,146,164
EBP, Note Receivable from Participant	80,492	78,776
EBP, Employer Contribution, Receivable	7,256	7,397
EBP, Other Receivable	3,421	3,738
EBP, Receivable	91,169	89,911
Assets, Total	8,166,306	7,236,075
EBP, Accrued Expense	1,611	1,246
EBP, Liability	1,611	1,246
EBP, Net Asset Available for Benefit	$ 8,164,695	$ 7,234,829